BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Assets	R$ 56,327,311	R$ 55,260,156
Current assets	12,662,929	11,404,293
Cash and cash equivalents	3,258,743	3,077,931
Marketable securities	2,434,441	1,958,490
Trade accounts receivable	4,677,935	3,709,766
Inventories	293,529	331,783
Recoverable income tax and social contribution	111,376	494,382
Recoverable taxes, fees and contributions	946,103	943,767
Prepaid expenses	280,851	238,468
Derivative financial instruments	379,888	299,539
Leases	33,717	29,886
Other amounts recoverable	38,033	80,963
Other assets	208,313	239,318
Non-current assets	43,664,382	43,855,863
Marketable securities	15,241	12,949
Trade accounts receivable	137,815	199,007
Recoverable income tax and social contribution	214,880	218,897
Recoverable taxes, fees and contributions	907,353	874,539
Deferred income tax and social contribution	1,081,633	1,257,494
Judicial deposits	677,530	689,739
Prepaid expenses	281,290	138,937
Derivative financial instruments	522,822	507,873
Leases	206,670	206,455
Other financial assets	550,669	216,721
Other assets	29,905	45,584
Investment	1,368,286	1,450,812
Property, plant and equipment	22,815,328	22,411,815
Intangible assets	14,854,960	15,625,041
Total liabilities and shareholders' equity	56,327,311	55,260,156
Total liabilities	29,922,675	29,244,216
Current liabilities	12,827,248	12,882,966
Suppliers	4,986,912	4,612,112
Loans and financing	348,353	1,267,237
Lease liabilities	1,629,698	1,808,740
Derivative financial instruments	224,275	239,714
Payroll and related charges	353,256	386,348
Income tax and social contribution payable	46,610	64,407
Taxes, fees and contributions payable	3,888,568	3,048,115
Dividends and interest on shareholders' equity payable	671,525	647,872
Authorizations payable	299,354	407,747
Deferred revenues	280,422	279,401
Other liabilities and provision	98,275	121,273
Non-current liabilities	17,095,427	16,361,250
Loans and financing	2,687,148	2,503,709
Lease liabilities	10,946,148	10,448,035
Taxes, fees and contributions payable	38,286	10,603
Provision for legal and administrative proceedings	1,564,293	1,410,299
Pension plan and other post-employment benefits	3,461	5,019
Authorizations payable	1,180,428	1,117,416
Deferred revenues	559,445	621,601
Other liabilities and provision	116,218	244,568
Shareholders' equity	26,404,636	26,015,940
Share capital	13,477,891	13,477,891
Capital reserves	373,020	384,311
Profit reserves	12,559,460	12,160,035
Other comprehensive income	(2,284)	(3,313)
Treasury shares	R$ (3,451)	R$ (2,984)